ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 6, 2025	Olivia R. Lanagan T +1 617 951 7499 olivia.lanagan@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: TCW Strategic Income Fund, Inc. (File Nos. 333-289452; 811-04980)

Ladies and Gentlemen:

On behalf of TCW Strategic Income Fund, Inc., a Maryland corporation (the “Fund”), we are today filing via EDGAR Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s shelf registration statement on Form N-2 (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended.

This Amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission and to make certain other updates and revisions to the Registration Statement. The Fund is submitting a request for acceleration in connection with this filing.

A filing fee of $50,695.32 has been paid in connection with the filing of this Amendment.

Please direct any questions or comments regarding this filing to me at (617) 951-7499 or to Yana Guss at (617) 951-7109. Thank you for your attention in this matter.

Sincerely,

/s/ Olivia R. Lanagan

Olivia R. Lanagan

cc:   Brian D. McCabe

   Adam M. Schlichtmann

   Yana D. Guss

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